Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Loss carryforwards	$ 703	$ 1,521
Temporary differences	439
Other reserve and allowances	55	49
Total deferred tax assets	1,197	1,570
Valuation allowance	(827)	(1,520)
Total deferred tax assets, net of valuation allowance	370	50
Intangible assets	(638)	(1,002)
Exempt Approved Enterprise earnings	(787)
Total deferred tax liabilities	(1,425)	(1,002)
Total deferred tax assets (liabilities), net	$ (1,055)	$ (952)